ORDINARY SHARES (Details)			1 Months Ended						12 Months Ended
	Nov. 11, 2017 USD ($) $ / shares shares	Nov. 11, 2017 CNY (¥) shares	Aug. 21, 2018 CNY (¥) shares	Jan. 22, 2018 USD ($) $ / shares shares	Jan. 19, 2018 shares	Nov. 20, 2017 USD ($) $ / shares shares	Jul. 27, 2016 USD ($) shares	Oct. 18, 2015 shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2018 CNY (¥) shares	Jun. 30, 2017 CNY (¥)	Jun. 30, 2019 CNY (¥)	Sep. 21, 2018 $ / shares	Dec. 15, 2017
Equity [Line Items]
Proceeds from Issuance of Common Stock | ¥											¥ 65,004,531	¥ 0
Percentage Transfer Of Profit To Statutory Reserves										10.00%	10.00%
Transfer Of Profit To Statutory Reserves Up to Certain Percentage Of Registered Capital										50.00%	50.00%
Appropriated retained earnings									$ 604,201		¥ 4,148,929		¥ 4,148,929
Stock Issued During Period, Shares, Issued for Services	221,268	221,268
Stock Issued During Period, Value, Issued for Services	$ 226,085	¥ 1,554,908								$ 226,439	¥ 1,554,908
Shares Issued, Price Per Share | $ / shares	$ 1.06
Cost Method Investment Ownership Percentage			43.00%						43.00%				43.00%
Shares Issued, Price Per Share | $ / shares	$ 1.06
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures			2,435,284						858,667
Xinhaixin International Holdings Limited [Member]
Equity [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross					3,000,000
Restricted Stock [Member]
Equity [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross								800,000
Stock Issued During Period, Shares, Issued for Services							876,000
Stock Issued During Period, Value, Issued for Services | $							$ 963,600
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures										1,563,667	1,563,667
Board of Directors Chairman [Member]
Equity [Line Items]
Number of Unregistered Restricted Shares to be Issued						3,000,000
Gross Value of Unregistered Restricted Shares to be Received | $						$ 4,800,000
Net Value of Unregistered Restricted Shares to be Received | $						4,500,000
Board of Directors Chairman [Member] | Restricted Stock [Member]
Equity [Line Items]
Proceeds from Issuance or Sale of Equity | $						$ 2,400,000
Share Price | $ / shares						$ 1.60
Securities Purchase Agreement [Member]
Equity [Line Items]
Proceeds from Issuance of Common Stock | $				$ 5,300,000
Stock Issued During Period, Value, New Issues | $				$ 5,963,550
Share Price | $ / shares				$ 1.66
Number of Common Stock to be Issued				3,592,500
Minimum [Member]
Equity [Line Items]
Equity Method Investment, Ownership Percentage			8.00%						20.00%				20.00%
Maximum [Member]
Equity [Line Items]
Equity Method Investment, Ownership Percentage			43.00%								50.00%
Future Gas Station Beijing Technology Ltd [Member]
Equity [Line Items]
Shares Issued, Price Per Share | $ / shares														$ 1.2875
Payments to Acquire Additional Interest in Subsidiaries | ¥			¥ 10,000,000
Cost Method Investment Ownership Percentage															8.00%
Shares Issued, Price Per Share | $ / shares														$ 1.2875
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures			2,435,284